Share-Based Compensation (Tables)	12 Months Ended
Aug. 31, 2024
Share-Based Compensation [Abstract]
Schedule of Fair Value of the Share Options	The assumptions used in determining the fair value of the share options on the grant date were as follows:
Assumptions	2024
Expected dividend yield	1.87%
Risk-free interest rate	4.15%
Expected volatility	65.49%
Expected life	10 years
Exercise multiples	2.80 times
Fair value of underlying ordinary shares (US$/share)	0.23-0.24

Schedule of Fair Value of the Share Options	For the year ended August 31, 2024, the share options movement were as follows:
	Number of share options	Weighted average exercise price	Weighted average remaining contractual years	Weighted average fair value at grant date	Aggregate intrinsic value
		US$		US$	US$
As of August 31, 2023	656,125	8.74	4.29	11.08	-
Granted	13,200,120	0.35	9.39	0.23
Forfeited/Cancelled	(222,353)	8.74	3.29
Outstanding as of August 31, 2024	13,633,892	0.62	9.20	0.57
Vested and exercisable as of August 31, 2024	433,772	8.74	3.29	10.89	-